INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	$ 908,583	$ 943,838
Additions	64,450	51,577
Disposals / Consumptions	(11,798)
Transfers	3,912	1,016
Depreciation charge	(62,891)	(87,848)
Intangible assets and goodwill, ending balance	902,256	908,583
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	2,012,772	1,960,286
Intangible assets and goodwill, ending balance	1,771,726	2,012,772
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(1,104,189)	(1,016,448)
Intangible assets and goodwill, ending balance	(869,470)	(1,104,189)
Information system projects
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	75,841	74,381
Additions	29,066	25,698
Disposals / Consumptions	0
Transfers	3,929	1,021
Depreciation charge	(29,044)	(25,259)
Intangible assets and goodwill, ending balance	79,792	75,841
Information system projects | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	369,468	342,857
Intangible assets and goodwill, ending balance	402,387	369,468
Information system projects | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(293,627)	(268,476)
Intangible assets and goodwill, ending balance	(322,595)	(293,627)
Mining assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	112,614	104,517
Additions	2,864	2,034
Disposals / Consumptions	0
Transfers	47,493	17,141
Depreciation charge	(21,468)	(11,078)
Intangible assets and goodwill, ending balance	141,503	112,614
Mining assets | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	275,912	256,736
Intangible assets and goodwill, ending balance	326,269	275,912
Mining assets | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(163,298)	(152,219)
Intangible assets and goodwill, ending balance	(184,766)	(163,298)
Exploration and evaluation costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	26,221	19,522
Additions	32,520	23,845
Disposals / Consumptions	0
Transfers	(47,510)	(17,146)
Depreciation charge	0	0
Intangible assets and goodwill, ending balance	11,231	26,221
Exploration and evaluation costs | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	26,221	19,522
Intangible assets and goodwill, ending balance	11,231	26,221
Exploration and evaluation costs | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Intangible assets and goodwill, ending balance	0	0
Customer relationships and other contractual rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	31,600	83,111
Additions	0	0
Disposals / Consumptions	(11,798)
Transfers	0	0
Depreciation charge	(12,379)	(51,511)
Intangible assets and goodwill, ending balance	7,423	31,600
Customer relationships and other contractual rights | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	604,929	604,929
Intangible assets and goodwill, ending balance	295,597	604,929
Customer relationships and other contractual rights | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(573,329)	(521,818)
Intangible assets and goodwill, ending balance	(288,174)	(573,329)
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Additions	0	0
Disposals / Consumptions	0
Transfers	0	0
Depreciation charge	0	0
Intangible assets and goodwill, ending balance	0	0
Trademarks | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	73,935	73,935
Intangible assets and goodwill, ending balance	73,935	73,935
Trademarks | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(73,935)	(73,935)
Intangible assets and goodwill, ending balance	(73,935)	(73,935)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	662,307	662,307
Additions	0	0
Disposals / Consumptions	0
Transfers	0	0
Depreciation charge	0	0
Intangible assets and goodwill, ending balance	662,307	662,307
Goodwill | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	662,307	662,307
Intangible assets and goodwill, ending balance	662,307	662,307
Goodwill | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Intangible assets and goodwill, ending balance	$ 0	$ 0